ADOPTION OF NEW ACCOUNTING STANDARDS AND NEW ACCOUNINTG STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective	Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective
(a) Adoption of new accounting standards
The following new accounting pronouncements are effective for annual periods beginning on or after January 1, 2024 and have been incorporated into the consolidated financial statements:
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16 Leases)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
The adoption of these pronouncements did not have a significant impact.
(b) New accounting standards issued but not effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2024:
•Lack of exchangeability (Amendments to IAS 21) which is effective for periods on or after January 1, 2025.
•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) which is effective for periods on or after January 1, 2026.
•Presentation and Disclosure in Financial Statements (IFRS 18) which is effective for periods on or after January 1, 2027.
•Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) amendments were to be applied prospectively for annual periods beginning on or after January 1, 2016, however, on December 17, 2015 the IASB decided to defer the effective date for these amendments indefinitely. Early adoption is still permitted. The Company does not intend to early adopt these standards.
Pronouncements related to IAS 21, IFRS 9, IFRS 7, IFRS 10 and IAS 28 are not expected to have a significant impact on the Company's consolidated financial statements upon adoption. The impact of IFRS 18 on the Company's consolidated financial statements is under review.